Income before Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC		44,129	138,755	67,004
Non-PRC		(201)	(1,069)	(45)
Income before income tax expense	$ 7,257	43,928	137,686	66,959